Pension Plans, Retirement Benefits and Savings Plans (details) - Miscellaneous Fair Value Disclosures	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item
Qualified Domestic Pension Plan [Member] | Equity securities [Member]
Defined benefit plan disclosure
Minimum investment in class of securities (as a percentage)	55.00%
Maximum investment in class of securities (as a percentage)	65.00%
Qualified Domestic Pension Plan [Member] | Fixed income securities [Member]
Defined benefit plan disclosure
Minimum investment in class of securities (as a percentage)	20.00%
Maximum investment in class of securities (as a percentage)	40.00%
Qualified Domestic Pension Plan [Member] | Private equity funds [Member]
Defined benefit plan disclosure
Number of private equity funds included in pension plan assets	2	2
Number of private equity funds included in pension plan assets focused on financial companies	1
Qualified Domestic Pension Plan [Member] | Long-term growth [Member]
Defined benefit plan disclosure
Minimum investment in class of securities (as a percentage)	85.00%
Maximum investment in class of securities (as a percentage)	90.00%
Qualified Domestic Pension Plan [Member] | Near-term benefit payments [Member]
Defined benefit plan disclosure
Minimum investment in class of securities (as a percentage)	10.00%
Maximum investment in class of securities (as a percentage)	15.00%
Postretirement Benefit Plans [Member] | Fixed income securities [Member]
Defined benefit plan disclosure
Minimum investment in class of securities (as a percentage)	25.00%
Maximum investment in class of securities (as a percentage)	75.00%
Postretirement Benefit Plans [Member] | Long-term growth [Member]
Defined benefit plan disclosure
Minimum investment in class of securities (as a percentage)	35.00%
Maximum investment in class of securities (as a percentage)	65.00%
Postretirement Benefit Plans [Member] | Near-term benefit payments [Member]
Defined benefit plan disclosure
Minimum investment in class of securities (as a percentage)	35.00%
Maximum investment in class of securities (as a percentage)	60.00%